Significant accounting policies (Details 1) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Asset
Deferred income tax	S/ (125,355)	S/ (108,823)
Total assets	2,863,245	2,814,115	S/ 3,320,623
Liabilities and equity
Other comprehensive income	(11,946)	(43,699)
Total liabilities and equity	2,863,245	S/ 2,814,115
IFRS 9 Financial Instruments [Member]
Asset
Financial instruments designated at fair value through OCI	5,677
Deferred income tax	(1,675)
Total assets	4,002
Liabilities and equity
Other comprehensive income	4,002
Total liabilities and equity	S/ 4,002